Subsidiaries - List of Particular Subsidiaries Principally Affect Results Assets or Liabilities (Parenthetical) (Detail) $ in Thousands, ¥ in Millions	Dec. 17, 2019 CNY (¥)	Apr. 23, 2019 CNY (¥)	Oct. 13, 2017 CNY (¥)	Jul. 10, 2017 CNY (¥)	Jul. 10, 2017 USD ($)
Zhuhai Xiang Yi Aviation Technology Company Limited [member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired				49.00%	49.00%
Cash consideration paid				¥ 678	$ 99,520
Xiamen Airlines Culture and Media Co., Ltd [member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired			51.00%
Cash consideration paid			¥ 47
Percentage of equity interest before acquisition			49.00%
Shenyang Northern Aircraft Maintenance Co Ltd [member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired		21.00%
Cash consideration paid		¥ 14
Guangdong Southern Airline Pearl Aviation Services Company Limited [member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	100.00%
Cash consideration paid	¥ 9